Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com



April 15, 2011


VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102):
        Post-Effective Amendment No.108 Filing Pursuant to Rule 485(a)
        ------------------------------------------------------------------------
Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 108 ("PEA No. 108") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 108 is to register a new series of the Trust: the Westfield Capital Large Cap Growth Fund.

If you have any questions regarding PEA No. 108, please do not hesitate to contact me at (202) 739-5676.


Sincerely,

/s/ Beau Yanoshik
-----------------
Beau Yanoshik